Mineral Interests, Property and Equipment - Schedule of Mineral Interests, Property and Equipment Additions by Project (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Additions
Balance at beginning		$ 1,133,580	$ 883,116
Mineral interests		45,784	69,732
Construction in progress		79,913	76,865
Property & equipment		232	103,086
Right-of-use assets		(490)	781
Total Additions		125,439	250,464
Balance at ending		1,259,019	1,133,580
KSM Additions [Member]
Additions
Balance at beginning	[1]	928,412	707,190
Mineral interests	[1]	15,225	40,490
Construction in progress	[1]	80,145	178,764
Property & equipment	[1]		1,187
Right-of-use assets	[1]	836	781
Total Additions	[1]	96,206	221,222
Balance at ending	[1]	1,024,618	928,412
Courageous Lake [Member]
Additions
Balance at beginning		81,519	77,999
Mineral interests		1,090	3,520
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		1,090	3,520
Balance at ending		82,609	81,519
Iskut [Member]
Additions
Balance at beginning		64,078	49,904
Mineral interests		17,062	14,174
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		17,062	14,174
Balance at ending		81,140	64,078
Snowstorm [Member]
Additions
Balance at beginning		39,459	34,562
Mineral interests		1,079	4,897
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		1,079	4,897
Balance at ending		40,538	39,459
3 Aces [Member]
Additions
Balance at beginning		18,730	12,079
Mineral interests		11,328	6,651
Construction in progress
Property & equipment
Right-of-use assets
Total Additions		11,328	6,651
Balance at ending		30,058	18,730
Grassy Mountain [Member]
Additions
Balance at beginning		771	771
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance at ending		771	771
Corporate [Member]
Additions
Balance at beginning		611	611
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets
Total Additions
Balance at ending		611	611
Additions [Member]
Additions
Balance at beginning		1,133,580
Mineral interests		45,784
Construction in progress		80,145
Property & equipment
Right-of-use assets		836
Total Additions		126,765
Balance at ending		1,260,345	1,133,580
KSM Transfers [Member]
Additions
Balance at beginning
Mineral interests
Construction in progress		(232)	(101,899)
Property & equipment		232	101,899
Right-of-use assets
Total Additions
Balance at ending
KSM disposals [Member]
Additions
Balance at beginning
Mineral interests
Construction in progress
Property & equipment
Right-of-use assets		(1,326)
Total Additions		(1,326)
Balance at ending		$ (1,326)

[1]	In 2024, the KSM construction in progress additions included $32.9 million of capitalized borrowing costs (2023 - $19.4 million). The capitalized costs were net of $0.5 million (2023 - $6.9 million) of interest income earned on the residual balance of the borrowed funds which is reported within the investment in mineral interests, property and equipment line on the consolidated statements of cash flows.